Income Taxes (Schedule Of Federal And State Income Taxed Charged To Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Total current income taxes	$ 57,284	$ 70,235	$ 58,548
Income Tax Expense (Benefit), Total	31,566	48,044	37,742
Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal	18,661	944	53,937
Current income taxes, State	5,758	110	15,191
Total current income taxes	24,419	1,054	69,128
Deferred income taxes, Federal	29,165	58,114	(8,048)
Deferred income taxes, State	5,019	12,498	(1,031)
Total deferred income taxes	34,184	70,612	(9,079)
Net amortization of investment credit	(1,319)	(1,431)	(1,501)
Income Tax Expense (Benefit), Total	57,284	70,235	58,548
Charged To Other Income And Deductions [Member]
Income Taxes [Line Items]
Current income taxes, Federal	(18,661)	(459)	(16,909)
Current income taxes, State	(5,758)	(5)	(4,193)
Total current income taxes	(24,419)	(464)	(21,102)
Deferred income taxes, Federal	(2,573)	(18,082)	246
Deferred income taxes, State	1,274	(3,645)	50
Total deferred income taxes	(1,299)	(21,727)	296
Income Tax Expense (Benefit), Total	(25,718)	(22,191)	(20,806)
Indianapolis Power And Light Company [Member]
Income Taxes [Line Items]
Total current income taxes	57,284	70,235	58,548
Income Tax Expense (Benefit), Total	56,219	69,283	57,720
Indianapolis Power And Light Company [Member] | Charged To Utility Operating Expense [Member]
Income Taxes [Line Items]
Current income taxes, Federal	18,661	944	53,937
Current income taxes, State	5,758	110	15,191
Total current income taxes	24,419	1,054	69,128
Deferred income taxes, Federal	29,165	58,114	(8,048)
Deferred income taxes, State	5,019	12,498	(1,031)
Total deferred income taxes	34,184	70,612	(9,079)
Net amortization of investment credit	(1,319)	(1,431)	(1,501)
Income Tax Expense (Benefit), Total	57,284	70,235	58,548
Indianapolis Power And Light Company [Member] | Charged To Other Income And Deductions [Member]
Income Taxes [Line Items]
Current income taxes, Federal	(1,715)	329	(752)
Current income taxes, State	(240)	69	(62)
Total current income taxes	(1,955)	398	(814)
Deferred income taxes, Federal	740	(1,202)	(13)
Deferred income taxes, State	150	(148)	(1)
Total deferred income taxes	890	(1,350)	(14)
Income Tax Expense (Benefit), Total	$ (1,065)	$ (952)	$ (828)